Condensed Consolidated Statement of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Revenue:
License and research revenue	$ 1,192	$ 1,710	$ 4,115	$ 5,874
Product sales and services	2,501	2,063	6,803	7,494
Other revenues	1,891	1,625	5,347	5,423
Total revenue	5,583	5,398	16,264	18,791
Costs and expenses:
Cost of goods and services sold	(1,736)	(1,500)	(4,014)	(4,365)
Research and development	(6,680)	(6,246)	(22,513)	(19,953)
Selling, general and administrative	(2,925)	(3,107)	(8,122)	(11,203)
Fair value remeasurement of acquisition liabilities	(1,043)	(1,060)	(32,642)	3,963
Total	(12,384)	(11,913)	(67,291)	(31,558)
Profit (loss) from operations	(6,800)	(6,515)	(51,026)	(12,767)
Interest income net	(688)	122	(1,757)	413
Interest expense on the debt related to the royalty agreement	(13)	0	(2,028)	0
Foreign exchange gain (loss)	(161)	(95)	(170)	(72)
Other income (loss)	66	15	532	91
Income (loss) before income taxes	(7,597)	(6,473)	(54,450)	(12,335)
Income tax benefit (expense)	1,228	48	6,398	5
Net income (loss)	$ (6,369)	$ (6,425)	$ (48,052)	$ (12,330)
Earnings (loss) per share
Basic earnings (loss) per ordinary share	$ (0.25)	$ (0.26)	$ (1.89)	$ (0.49)
Diluted earnings (loss) per share	$ (0.25)	$ (0.26)	$ (1.89)	$ (0.49)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	25,465	25,157	25,434	25,109
Diluted (in shares)	25,465	25,157	25,434	25,109